Loans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of impairment by class of loans
Unpaid principal balance	$ 10,617	$ 7,408	$ 2,964
Recorded investment with no allowance	1,975		458
Recorded investment with allowance	8,235	7,263	1,788
Total recorded investment	10,210	7,263	2,246
Related allowance	779	522	330
Average recorded investment	9,456	5,917	2,782
Interest Income recognized	337	169	2
Commercial [Member]
Schedule of impairment by class of loans
Unpaid principal balance	4,315	4,605	644
Recorded investment with no allowance			51
Recorded investment with allowance	4,329	4,605	571
Total recorded investment	4,329	4,605	622
Related allowance	85	165	106
Average recorded investment	4,123	2,890	571
Interest Income recognized	167	91	2
Commercial real estate [Member]
Schedule of impairment by class of loans
Unpaid principal balance	4,906	2,621	1,047
Recorded investment with no allowance	1,723		109
Recorded investment with allowance	2,849	2,476	777
Total recorded investment	4,572	2,476	886
Related allowance	522	304	132
Average recorded investment	4,396	2,924	1,631
Interest Income recognized	152	78
Residential real estate [Member]
Schedule of impairment by class of loans
Unpaid principal balance	1,223	182	590
Recorded investment with no allowance	86		298
Recorded investment with allowance	1,057	182
Total recorded investment	1,143	182	298
Related allowance	172	53
Average recorded investment	770	103	97
Interest Income recognized	18
Construction & land development [Member]
Schedule of impairment by class of loans
Unpaid principal balance	173		683
Recorded investment with no allowance	166
Recorded investment with allowance			440
Total recorded investment	166		440
Related allowance			92
Average recorded investment	167		483
Interest Income recognized